Condensed Financial Information of Parent Company (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Class A USD ($)	Dec. 31, 2014 Class A CNY	Dec. 31, 2013 Class A USD ($)	Dec. 31, 2013 Class A CNY	Nov. 01, 2013 Class A	Dec. 31, 2014 Class B USD ($)	Dec. 31, 2014 Class B CNY	Dec. 31, 2013 Class B USD ($)	Dec. 31, 2013 Class B CNY	Nov. 01, 2013 Class B	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2014 Parent Company Class A USD ($)	Dec. 31, 2014 Parent Company Class A CNY	Dec. 31, 2013 Parent Company Class A USD ($)	Dec. 31, 2013 Parent Company Class A CNY	Dec. 31, 2014 Parent Company Class B USD ($)	Dec. 31, 2014 Parent Company Class B CNY	Dec. 31, 2013 Parent Company Class B USD ($)	Dec. 31, 2013 Parent Company Class B CNY
Current assets:
Cash and cash equivalents	$ 131,027	812,972	$ 157,968	980,129	148,511	123,445											$ 47,029	291,794	$ 126,001	781,784	17,124	96,307
Short-term investments				485,945																485,410
Accounts receivable, net	26,658	165,404		99,892																109
Prepayments and other current assets	41,862	259,734		66,104													915	5,680		3,070
Total current assets	314,433	1,950,933		2,055,134													47,944	297,474		1,270,373
Amount due from subsidiaries																	37,066	229,981		85,584
Investments in subsidiaries																	1,696	10,522		11,296
Total non-current assets	51,056	316,784		69,641													38,762	240,503		96,880
Total assets	365,489	2,267,717		2,124,775													86,706	537,977		1,367,253
Current liabilities (including current liabilities of the Affiliated PRC Entities without recourse to the Company amounting to RMB384,561 and RMB844,484 (US$136,106) as of December 31, 2013 and 2014, respectively) (note 1):
Accrued expenses and other current liabilities	186,240	1,155,547		438,486													1,027	6,375		4,414
Warrant liability	113,106	701,776															113,106	701,776
Total current liabilities	381,440	2,366,687		704,485													114,133	708,151		4,414
Non-current liabilities (including non-current liabilities of the Affiliated PRC Entities without recourse to the Company amounting to RMB3,125 and RMB3,429 (US$553) as of December 31, 2013 and 2014, respectively):
Non-current liabilities	11,542	71,616		57,863													66	412		412
Total non-current liabilities	11,542	71,616		57,863													66	412		412
Total liabilities	392,982	2,438,303		762,348													114,199	708,563		4,826
Shareholders' equity (deficit):
Ordinary shares							230	1,426		1,914		134	831		240								230	1,426		1,914	134	831		240
Additional paid-in capital	333,513	2,069,313		1,788,167													333,513	2,069,313		1,788,167
Accumulated other comprehensive (loss) income	671	4,163		(28,476)													671	4,163		(28,476)
Accumulated deficit	(362,041)	(2,246,319)		(399,418)													(362,041)	(2,246,319)		(399,418)
Total shareholders' equity(deficit)	(27,493)	(170,586)		1,362,427	(938,924)	(873,851)	230	1,426		1,914		134	831		240		(27,493)	(170,586)		1,362,427
Total liabilities and shareholders' equity(deficit)	$ 365,489	2,267,717		2,124,775													$ 86,706	537,977		1,367,253
Ordinary shares, par value (in dollars per share)							$ 0.001		$ 0.001			$ 0.001		$ 0.001									$ 0.001		$ 0.001		$ 0.001		$ 0.001
Ordinary shares, authorized							303,344,804	303,344,804	303,344,804	303,344,804		496,655,196	496,655,196	496,655,196	496,655,196								303,344,804	303,344,804	303,344,804	303,344,804	496,655,196	496,655,196	496,655,196	496,655,196
Ordinary shares, issued							224,299,179	224,299,179	302,850,254	302,850,254		134,376,522	134,376,522	39,332,950	39,332,950								224,299,179	224,299,179	224,299,179	224,299,179	134,376,522	134,376,522	134,376,522	134,376,522
Ordinary shares, outstanding							224,299,179	224,299,179	302,850,254	302,850,254	302,850,254	134,376,522	134,376,522	39,332,950	39,332,950	39,332,950							302,850,254	302,850,254	302,850,254	302,850,254	39,332,950	39,332,950	39,332,950	39,332,950